Schedule of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Prepaid expenses	$ 267	$ 463
Government institutions	70	76
Other receivables	10	133
Total	$ 347	$ 672